LEASES	9 Months Ended
Sep. 30, 2024
Leases
LEASES

NOTE 8 – LEASES

In February 2023, we signed a renewable one-year lease for a building located at 813 NE 17th Terrace, Fort Lauderdale, Florida 33304, providing for approximately 2,300 square feet of space for office use by our executives and personnel based in South Florida. On February 2024, we renewed the office lease for an additional one-year term. Due to the short-term nature of the lease, the Company did not account for the lease as a right of use asset.